Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (22,057,792)	$ (15,877,514)	$ (7,474,514)
Share-based compensation included in product development costs, selling, general and administrative expense, professional fees and interest expense	18,270,373	11,531,440	2,867,049
Interest expense on lines of credit	1,834,134	1,731,665	1,644,027
Payment of lines of credit interest	(276,554)	(257,666)	(310,603)
Accrued interest, borrowing costs and interest accretion on loans payable	40,015	307,785	309,706
Non-cash imputed interest expenses	32,509	32,510	34,431
Write-off of accounts receivable		41,100
Unrealized foreign exchange	212,665	(74,458)	35,827
Write-off of accounts payable	(805,456)
Loss on settlement of accounts payable			139,000
Changes in operating assets and liabilities:
Increase in accounts receivable			(41,100)
Decrease (increase) in inventory	20	137	(11,000)
Decrease in prepaid expenses	41,726	16,064	201,645
Increase in accounts payable and accrued liabilities	309,495	477,651	452,450
Increase in interest payable to related parties	327,246	328,186	314,073
Increase in interest payable	203,345	203,344	217,345
Net cash used in operating activities	(1,868,274)	(1,539,756)	(1,621,664)
FINANCING ACTIVITIES
Proceeds from lines of credit	1,825,503	427,839	794,454
Proceeds from loan payable	22,419
Proceeds from promissory notes		1,087,492
Proceeds from exercise of warrants		6,000
Proceeds from sales of ordinary shares			744,655
Net cash provided by financing activities	1,847,922	1,521,331	1,539,109
Effect of foreign exchange on cash			(6,991)
Change in cash	(20,352)	(18,425)	(89,546)
Cash, beginning of year	40,657	59,082	148,628
Cash, end of year	$ 20,305	$ 40,657	$ 59,082